Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions
29. Related party transactions

1. Lease of office space from a shareholder

In September 2012, a ten-year operating lease agreement from October 8, 2012 to October 7, 2022 was entered into with Hubei Daily Media Group, a shareholder who owned 20% of the variable interest entity, in Wuhan City, Hubei Province, where office space of approximately 1,673 square meters was leased and the office is located at 6th Floor, Block 1, Hubei Daily Cultural Creative Industrial Park, No 181 Donghu Road, Wuchang District, Wuhan City, Hubei Province, China. The lease amount is RMB1.0 million per year for the first five years and RMB1.1 million per year for the last five years. The lease expenses of RMB1.1 million, RMB1.2 million and RMB1.3 million were incurred for the years ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2017 and 2018, prepaid rental to a shareholder were RMB0.4 million and RMB0.4 million, respectively.

2. Subleasing income with a related party

In 2016, 2017 and 2018, a subleasing agreement was entered into with Hubei New Nature Investment Co., Ltd, a company that is 80.8% owned by the Chairman and the Chief Executive Officer, Mr Ricky Qizhi Wei, to sublease office spaces of approximately 304 square meters for RMB0.2 million, RMB0.2 million and RMB0.2 million, respectively.

As of December 31, 2017 and 2018, receivable from a related party was nil and RMB0.3 million, respectively.

3. Loans payable to related parties

3.1 In 2018, loans payable of RMB60.0 million were borrowed from a related party, Hubei Shanyin Wealth Management Co., Ltd, a company that is 69.5% owned by the Chairman and the Chief Executive Officer, Mr Ricky Qizhi Wei, at an interest rate of 9% per annum with maturity ranging from August to October 2019. The interest expenses were RMB1.4 million in 2018.

As of December 31, 2018, loans payable were RMB60.0 million and the related interest payable was RMB1,403,000.

3.2 In 2018, loans payable of RMB20.0 million were borrowed from a related party, Hubei New Nature Investment Co., Ltd, a company that is 80.8% owned by the Chairman and the Chief Executive Officer, Mr Ricky Qizhi Wei, at an interest rate of 12% per annum and repayable in November 2019. In December 2018, loan of RMB0.5 million was repaid. The interest expenses were RMB0.3 million in 2018.

As of December 31, 2018, loans payable were RMB19.5 million and the related interest payable was RMB259,000.

3.3 In 2018, loans payable of RMB8.0 million were borrowed from a related party, Hubei New Chutaifu Asset Management Co., Ltd, a company that is 50% owned by Hubei New Nature Investment Co., Ltd, a company that is 80.8% owned by the Chairman and the Chief Executive Officer, Mr Ricky Qizhi Wei, at an interest rate of 8% per annum and the loan duration was 97 days. The interest expenses were RMB0.2 million in 2018. The loan and related interest payable were fully repaid in 2018.

4. Loans payable to shareholders

4.1 In June 2017, a loan payable of RMB10.0 million was borrowed from Wang Hailin, a shareholder who owned 7.7% of the variable interest entity, at 10% interest per annum. The interest expenses for this loan were RMB0.5 million and RMB1.3 million in 2017 and 2018, respectively. According to the loan extension agreement, the loan of RMB10.0 million is at interest rate of 15% per annum with additional 9% penalty interest per annum and repayable in February 2019. Subsequent to year end, this loan payable was further extended to repayment date in September 2019, at 15% interest per annum with additional 9% penalty interest.

As of December 31, 2017 and 2018, loans payable were RMB10.0 million and RMB10.0 million, respectively. As of December 31, 2017 and 2018, interest payable was RMB33,000 and RMB243,000, respectively.

4.2 In April 2016, a loan payable of RMB6.0 million was borrowed from Wang Hailin, a shareholder who owned 7.7% of the variable interest entity, at 10% per annum interest from April 2016 to November 2016. The Group paid RMB0.4 million for interest on the loan from Wang Hailin. The loan and related interest payable were fully repaid in 2016.

4.3 In July 2016, a loan payable of RMB2.0 million was borrowed from Li Ling, a shareholder who owned 2.5% of the variable interest entity, at 10% per annum interest from July 2016 to November 2016. The Group paid RMB0.1 million for interest on the loan from Li Ling. The loan and related interest payable were fully repaid in 2016.

4.4 In 2017, loans payable of RMB28.6 million were borrowed from Li Ling, a shareholder who owned 2.5% of the variable interest entity, at 10% per annum interest from January 2017 to December 2017. The Group paid RMB1.2 million for interest on the loan from Li Ling. The loan and related interest payable were fully repaid in 2017.

4.5 In 2018, a loan payable of RMB5.0 million was borrowed from Li Ling, a shareholder who owned 2.5% of the variable interest entity, at 10% per annum for 230 days. The interest expense on this borrowing was RMB0.3 million in 2018. The loan and related interest payable were fully repaid in 2018.

4.6 In 2016 and 2017, loans payable of RMB42.0 million and RMB14.0 million were borrowed from Hubei Daily Media Group, a shareholder which owned 20% of the variable interest entity, respectively. The weighted average annual interest rates for interest expenses on these borrowings were 10.3% and 10.0% in 2016 and 2017, respectively. The average duration for these borrowings was 128 days and 209 days in 2016 and 2017, respectively. The interest expenses on these borrowings were RMB2.6 million and RMB0.8 million in 2016 and 2017, respectively. The loans and related interest payable were fully repaid in 2017.

5. Consulting expenses for representatives from a shareholder

Consulting expenses of RMB0.5 million, RMB0.5 million and RMB0.5 million were incurred for two representatives sent from Hubei Daily Media Group, a shareholder who owned 20% of the variable interest entity, for the years ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2017 and 2018, consulting expenses payable to these representatives were RMB0.5 million and RMB0.5 million, respectively.

6. Reverse merger expenses payable to a related party.

During the reverse merger process of the Company, a related party, Hubei New Nature Investment Co., Ltd, a company that is 80.8% owned by the Chairman and the Chief Executive Officer, Mr Ricky Qizhi Wei, paid reverse merger expenses on behalf of the Company, totaling RMB11.3 million and RMB10.9 million for the year ended December 31, 2017 and 2018, respectively.

As of December 31, 2017 and 2018, reverse merger expenses payable to a related party was RMB11,257,000 and RMB22,203,000, respectively.

7. Advisory expenses with a related party

In 2016, 2017 and 2018, an advisory agreement was entered into with Hubei New Nature Investment Co., Ltd, a company that is 80.8% owned by the Chairman and the Chief Executive Officer, Mr Ricky Qizhi Wei, to provide funding advisory services at 2% per annum on funds raised through Wuhan Securities Exchanges for RMB3.9 million, RMB2.5 million and RMB0.7 million, respectively.

As of December 31, 2017 and 2018, advisory expense payable was RMB3,521,000 and RMB4,235,000, respectively.

8. Intermediary agreement with a related party

In 2016, an intermediary agreement was entered into with Chutian Wealth (Wuhan) Financial Services Co., Ltd, a subsidiary jointly owned by Hubei New Nature Investment Co., Ltd and Hubei Daily Media Group, to assist in fund raising through Wuhan Securities Exchange at 6% per annum on funds raised. In 2016, 2017 and 2018, the intermediary fees were RMB0.2 million, RMB5.3 million and RMB1.7 million, respectively.

As of December 31, 2017 and 2018, intermediary fee payable to a related party was RMB904,000 and nil, respectively.

9. Funds provided by related parties for payments to certain loans payable.

In 2018, fund of RMB954,000 was provided by Wuhan Xin Heng Tai Investment Co., Ltd and fund of RMB412,000 was provided by Wuhan Zhong Ji Gold Co., Ltd for payments to certain loans payable, interest payable and listing service fee. Wuhan Xin Heng Tai Investment Co., Ltd is related to Ms Wenting Xiao, a shareholder who owned 10.6% of the Group’s variable interest entity, whom is a general manager with Wuhan Xin Heng Tai Investment Co., Ltd. Wuhan Zhong Ji Gold Co., Ltdis also related to Ms Wenting Xiao whom is a member of the supervisory committee with Wuhan Zhong Ji Gold Co., Ltd. These funds were provided without interest and with no fixed terms of repayment.

As of December 31, 2018, payables to related parties were RMB1,366,000.

10. Loans receivable from related parties

10.1 In 2016, loans receivable of RMB8.0 million were lent to Hubei Baoli Ecological Conservation Co., Ltd at an interest rate of 36% per annum. The loan was guaranteed by Ms. Jing Liang, a shareholder who owned 4.3% of the variable interest entity. The interest received on the loan was RMB2.4 million, nil and nil for the years ended December 31, 2016, 2017 and 2018, respectively. As of December 31, 2018, this loan was overdue.

10.2 In 2016, loans receivable of RMB3.0 million were lent to Kang Chen at an interest rate of 36% per annum. The loan was guaranteed by Ms. Jing Liang, a shareholder who owned 4.3% of the variable interest entity. The interest received on the loan was RMB1.0 million, nil and nil for the years ended December 31, 2016, 2017 and 2018, respectively. As of December 31, 2018, this loan was overdue.

10.3 In 2017, loans receivable of RMB18.0 million were lent to Wuhan Zhong Ji Gold Co., Ltd at a weighted average interest rate of 25.3% per annum. The loan was related to Ms Wenting Xiao, a shareholder who owned 10.6% of the variable interest entity, whom is a member of the supervisory committee with Wuhan Zhong Ji Gold Co., Ltd. The interest received on loan was RMB6.5 million for the year ended December 31, 2017. This loan was fully repaid in 2017.

10.4 In 2017, loans receivable of RMB19.0 million were lent to Wuhan Xin Heng Tai Investment Co., Ltd at a weighted average interest rate of 24.9% per annum. The loan was related to Ms Wenting Xiao, a shareholder who owned 10.6% of the variable interest entity, whom is a general manager with Wuhan Xin Heng Tai Investment Co., Ltd. The interest received on loan was RMB4.9 million for the year ended December 31, 2017. This loan was fully repaid in 2017.